INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
Schedule of income before income tax expense
	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
PRC	44,129	9,512	75,902
Non-PRC	(201)	3,189	(2,768)
Income before income tax expense	43,928	12,701	73,134

Schedule of income tax expense in the consolidated statements of comprehensive income
	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Current tax expense	36,351	28,770	20,748
Deferred tax (benefit) / expense	(4,251)	(2,298)	12,560
Income tax expense	32,100	26,472	33,308

Schedule of reconciliation between actual income tax expense and the amount that results by applying the PRC statutory tax rate, to income before income tax expense
	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Computed “expected” tax expense	10,982	3,175	18,284
Effect of tax rate differential	50	(797)	692
PRC dividend withholding tax	2,351	(1,830)	4,729
Change in tax rate	8,659	-	-
Non-deductible expenses:
- Disallowed rental expenses	13,333	13,960	18,750
- Penalty charged by the governmental authority	1,419	949	246
- Disallowed entertainment expense	457	435	305
- Others	309	225	150
Deemed profit method differential	328	442	306
Withholding taxes on rebate income	440	605	842
Tax effect from the waiver of intra-group debts subject to tax bureau's approval	-	7,666	(7,295)
Non-taxable income	(1,308)	(1,463)	(1,005)
Provision / (reversal) of unrealized tax credit from intra-group transaction	1,601	(1,601)	-
Investment loss on the dissolution / disposal of PRC subsidiaries	(1,250)	(487)	-
Release of unrecognized tax benefits due to expiration of the statute of limitations	(4,584)	(4,648)	(7,664)
Change in valuation allowance	(687)	9,841	4,968

Actual income tax expense	32,100	26,472	33,308

Schedule of tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities
	December 31,
	2014	2015
	RMB	RMB
Deferred tax assets:

- Tax loss carryforwards	50,696	38,868
- Inventories	2,958	7,693
- Impairment of property and equipment	3,072	3,851
-Accrual for government grant	229	247
- Others	2,230	1,707

Total gross deferred tax assets	59,185	52,366
Valuation allowance	(40,807)	(41,819)

Total deferred tax assets	18,378	10,547

Deferred tax liabilities:

- PRC dividend withholding taxes	(14,084)	(18,813)
- Intangible assets	(627)	(627)

Total deferred tax liabilities	(14,711)	(19,440)

Net deferred tax assets/(liabilities)	3,667	(8,893)

Classification on consolidated balance sheets:

Deferred tax assets:
- Current	2,038	6,802
- Non-current	16,340	3,745

Deferred tax liabilities:
- Non-current	(14,711)	(19,440)

Schedule of valuation allowance
	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Valuation allowance:

Balance as of January 1	37,264	31,894	40,807
Addition	9,893	16,848	13,899
Deduction	(10,580)	(7,611)	(8,931)
Reversal on expiration of tax loss	(4,683)	(324)	(3,956)

Balance as of December 31	31,894	40,807	41,819

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits in the PRC
	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Balance as at January 1	36,237	45,843	62,192
Additions based on tax positions related to current year	14,190	20,997	10,118
Reversal of uncertain tax position	-	-	(7,295)
Expiration of the statute of limitations	(4,584)	(4,648)	(8,407)

Balance as at December 31	45,843	62,192	56,608